Significant Accounting Policies - Schedule of Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 4,572,290	$ 5,733,976	$ 4,967,955
Revenue from customer geographical area , percentage	100.00%	100.00%	100.00%
Malaysia [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 1,422,328	$ 2,440,335	$ 3,494,806
Revenue from customer geographical area , percentage	31.11%	42.56%	70.35%
Singapore [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 1,799,426	$ 1,810,849	$ 632,415
Revenue from customer geographical area , percentage	39.36%	31.58%	12.73%
Australia [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 1,341,868	$ 907,506	$ 758,922
Revenue from customer geographical area , percentage	29.35%	15.83%	15.28%
United States [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount		$ 321,851
Revenue from customer geographical area , percentage		5.61%
South Asia region [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 8,668	$ 253,435	$ 81,812
Revenue from customer geographical area , percentage	0.18%	4.42%	1.64%